Standards and interpretations issued but not effective	12 Months Ended
Mar. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Standards and interpretations issued but not effective

3. Standards and interpretations issued but not effective

The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

Amendments to IAS 1, “Presentation of Financial Statements”

On February 12, 2021, the IASB has issued amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements which requires the entities to disclose their material accounting policies rather than their significant accounting policies. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. These amendments are applicable on Group for annual reporting periods beginning on April 1, 2023. The Group is in the process of evaluating the impact of the amendment.

Amendments to IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”

On February 12, 2021 the IASB has issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, which introduced a definition of ‘accounting estimates’ and included amendments to IAS 8 to help entities distinguish changes in accounting policies from changes in accounting estimates and the correction of errors. Also, the IASB clarified how entities use measurement techniques and inputs to develop accounting estimates. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2023. The Group is in the process of evaluating the impact of the amendment.

Amendments to IAS 12, “Income Taxes” regarding deferred tax related to assets and liabilities arising from a single transaction

On May 7, 2021, the IASB amended IAS 12 to provide a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. The amendments clarify that Companies are required to recognise deferred tax on transactions such as leases and decommissioning obligations. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2023. The Group is in the process of evaluating the impact of the amendment.

Amendments to IAS 1, “Presentation of Financial Statements” regarding classification of liabilities as current or non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current.

The amendments clarify;

●	what is meant by a right to defer settlement;

●	that a right to defer must exist at the end of the reporting period;

●	that classification is unaffected by the likelihood that an entity will exercise its deferral right

●	that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification; and

●	Disclosures

The amendment also clarified that if an entity’s right to defer settlement of a liability is subject to the entity complying with the required covenants only at a date subsequent to the reporting period (“future covenants”), the entity has a right to defer settlement of the liability even if it does not comply with those covenants at the end of the reporting period. The amendments are effective for annual reporting periods beginning on or after 1 January 2024 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

Amendments to IFRS 16, “Leases” regarding Lease Liability in a Sale and Leaseback

Lease Liability in a Sale and Leaseback –Amendments to IFRS 16 In September 2022, the IASB issued Amendments to IFRS 16, “Leases”, adding requirements on explaining the subsequent measurement of sale and leaseback transaction. These amendments will not change the accounting for leases other than those arising in a sale and leaseback transaction. These amendments are effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted.

The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendments to IAS 12 “Income Taxes” International Tax Reform - Pillar Two Model Rules

In May 2023, the IASB issued “International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12)”, which amended IAS 12, “Income Taxes” to include affects arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development (“OECD”). The amendments give companies temporary relief from accounting for tax impacts arising from the OECD international tax reform. The amendments introduced:

(a) a temporary exception to the requirements to recognise and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes; and

(b) targeted disclosure requirements for affected entities. Companies can benefit from the temporary exception immediately but are required to provide the disclosures for annual reporting periods beginning on or after January 1, 2023. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendments to IAS 7 “Statement of Cash Flows and IFRS 7 Financial Instruments” - Disclosures - Supplier Finance Arrangements

In May 2023 the IASB issued Supplier Finance Arrangements (‘the 2023 Amendments’), which amended IAS 7 to require an entity to provide additional disclosures about its supplier finance arrangements. The disclosure requirements in the amendments enhance the current requirements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments will be effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.